CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Equity reserves [Member]	Accumulated deficit [Member]	Non-controlling interest [Member]	Total
Beginning Balance at Dec. 31, 2023	$ 579,619	$ 53,112	$ (431,813)	$ 0	$ 200,918
Beginning Balance (shares) at Dec. 31, 2023	224,972,786
Statements [Line Items]
Business combination, net of share issuance costs	$ 32,449			1,890	34,339
Business combination, net of share issuance costs (shares)	28,500,000
Exercise of stock options	$ 4,135	(1,292)			2,843
Exercise of stock options (shares)	3,605,160
Share-based compensation expense		1,128			1,128
Net (loss) income and comprehensive (loss) income for the year			6,118	2,423	8,541
Ending Balance at Dec. 31, 2024	$ 616,203	52,948	(425,695)	4,313	247,769
Ending Balance (shares) at Dec. 31, 2024	257,077,946
Statements [Line Items]
Exercise of stock options	$ 3,011	(953)			2,058
Exercise of stock options (shares)	2,634,495
Equity-settled long-term incentive plan awards	$ 97				97
Equity-settled long-term incentive plan awards (shares)	77,996
Share-based compensation expense		2,535			2,535
Net (loss) income and comprehensive (loss) income for the year			(29,290)	(1,511)	(30,801)
Ending Balance at Dec. 31, 2025	$ 619,311	$ 54,530	$ (454,985)	$ 2,802	$ 221,658
Ending Balance (shares) at Dec. 31, 2025	259,790,437